DoubleLine Opportunistic Credit Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.5%
1,615,256	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90	% (a)(c)	04/15/2039	1,271,416
1,934,259	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66	% (a)(c)	12/15/2038	1,530,129
1,833,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	1,939,826
20,000	SoFi Professional Loan Program, Series 2018-A-R1	0.00	% (a)(c)(m)	02/25/2042	540,102
5,930	SoFi Professional Loan Program, Series 2018-A-R2	0.00	% (a)(c)(m)	02/25/2042	160,140
1,000,000	Upstart Pass-Through Trust, Series 2021-ST5-CERT	0.00	% (a)(c)(m)	07/20/2027	1,022,962
935,999	Willis Engine Structured Trust, Series 2021-A-C	7.39	% (a)(c)	05/15/2046	923,757

Total Asset Backed Obligations (Cost $7,922,578)					7,388,332

Bank Loans - 8.3%
370,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/20/2028	384,040
483,826	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.63%		02/16/2027	479,229
239,400	Aegion Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/17/2028	240,796
500,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	500,057
430,000	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		10/20/2028	433,532
730,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		09/19/2025	737,691
500,000	Artera Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		03/06/2026	495,000
230,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	6.25%		12/10/2029	231,437
775,000	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	5.75%		10/25/2028	762,732
110,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/31/2028	110,481
450,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/19/2029	448,735
360,799	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		02/11/2026	361,295
462,675	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		05/08/2028	456,892
249,108	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.36%		12/15/2027	250,173
825,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	7.50%		12/10/2029	823,969
436,289	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.88%		10/02/2025	434,108
273,709	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	268,387
245,294	Brazos Delaware II LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		05/21/2025	239,442

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
608,475	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		07/14/2026	610,915
250,000	CICOR International, Inc., Senior Secured First Lien	5.00	% (b)	12/20/2028	248,751
235,800	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/11/2026	236,115
280,000	Curium BidCo SARL, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%, 0.75% Floor)	8.50%		10/27/2028	283,150
200,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%		12/01/2028	201,937
280,000	DG Investment Intermediate Holdings 2, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		03/19/2029	280,700
183,351	DIRECTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		08/02/2027	183,757
63,620	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	62,075
34,204	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	33,373
272,274	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.22%		02/06/2025	271,613
305,000	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		07/28/2028	305,762
622,307	Endo Luxembourg Finance Company I SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		03/27/2028	606,868
458,465	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		05/09/2025	458,465
370,000	Flynn Canada Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	5.00%		07/21/2028	354,275
89,678	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50	% (c)	06/30/2027	89,678
154,613	Geon Performance Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		08/18/2028	156,159
172,696	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	173,164
95,000	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		09/29/2028	94,941
74,438	Grab Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	74,841
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
406,097	(3 Month LIBOR USD + 4.00%)	4.13%		09/30/2026	406,605
48,812	(3 Month LIBOR USD + 4.00%)	4.22%		09/30/2026	48,873
328,674	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/29/2028	329,085
533,112	Gulf Finance LLC, Senior Secured First Lien	7.75	% (b)	08/25/2026	499,960
378,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		07/07/2025	381,969
124,375	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%)	4.97%		03/31/2028	124,859
79,800	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		07/07/2028	79,127
463,200	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		05/26/2025	460,305
505,000	Kenan Advantage Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%		09/01/2027	504,369

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
80,922	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.09%		06/30/2025	36,550
6,257	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		06/30/2024	3,723
214,463	Lereta LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		07/27/2028	214,642
235,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan	7.25	% (b)	12/17/2029	234,926
202,950	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	203,736
104,965	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	110,975
427,900	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.84%		03/27/2026	426,295
205,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	7.00%		10/15/2029	206,691
157,508	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.60%		11/28/2025	152,604
155,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	8.85%		11/30/2026	142,116
110,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.10%		10/19/2026	108,130
70,977	New Constellis Borrower LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor) (1 Month LIBOR USD + 11.00% + 1.00% PIK)	12.00%		03/27/2025	45,780
230,000	OLA Netherlands B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	7.00%		12/03/2026	232,300
119,400	Oravel Stays Singapore PTE Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	9.00%		06/23/2026	124,922
720,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	6.35%		02/13/2026	724,054
58,968	Polar US Borrower LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.87%		10/15/2025	59,079
89,325	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/14/2027	89,605
251,331	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/11/2026	243,652
310,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	7.25%		09/21/2029	309,806
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
269,200	(1 Month LIBOR USD + 4.25%)	4.35%		07/09/2025	265,799
230,800	(1 Month LIBOR USD + 4.25%)	4.36%		07/09/2025	227,883
106,147	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		05/30/2025	105,284
24,880	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%)	7.00%		04/20/2022	6,344
75,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.59%		10/01/2026	74,875
227,525	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (2.00% PIK)	7.00	% (b)	12/07/2026	223,069
77,309	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	75,376
90,000	Skillsoft Finance II, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		07/14/2028	90,525
190,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		06/26/2026	190,475

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
125,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.75%, 1.00% Floor)	8.75%		09/22/2028	125,156
535,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		07/20/2026	538,065
185,000	Think & Learn Private Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		11/24/2026	187,697
235,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%		03/03/2028	236,223
61,208	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		01/25/2024	56,152
501,634	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	517,027
72,703	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.22%		05/29/2026	60,743
90,000	UKG, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	5.75%		05/03/2027	90,544
54,346	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		10/22/2025	54,429
500,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	9.25%		10/27/2025	488,020
291,036	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		08/27/2025	291,327
304,238	Viad Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.50% Floor)	5.50%		07/31/2028	304,049
160,000	VT Topco, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		07/31/2026	160,800
488,750	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	477,448
335,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%)	8.38%		12/21/2026	331,650
50,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/26/2029	50,219
156,816	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		09/30/2026	155,988

Total Bank Loans (Cost $24,375,250)					24,274,440

Collateralized Loan Obligations - 32.0%
1,000,000	Allegany Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.78%, 6.78% Floor)	6.91	% (a)	01/20/2033	1,000,961
1,000,000	ARES Ltd., Series 2014-1A-SUB	0.00	% (a)(c)(d)	04/17/2026	32,500
1,700,000	Atlas Senior Loan Fund Ltd., Series 2019-14A-D (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.03	% (a)	07/20/2032	1,665,970
1,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.78	% (a)	05/28/2030	999,495
1,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.08	% (a)	10/20/2030	987,671
1,000,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	3.72	% (a)	07/18/2029	1,001,298
500,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.03	% (a)	07/20/2029	482,228
1,000,000	Barings Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%)	5.88	% (a)	07/20/2029	974,727
2,500,000	Barings Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.77	% (a)	04/15/2036	2,508,132
1,500,000	Barings Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	6.98	% (a)	04/15/2036	1,502,681

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.52	% (a)	04/15/2036	1,002,942
5,000,000	Beechwood Park Ltd., Series 2019-1A-D1 (3 Month LIBOR USD + 4.10%, 4.10% Floor)	4.22	% (a)	01/17/2033	5,016,628
2,000,000	Beechwood Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 7.50%, 7.50% Floor)	7.62	% (a)	01/17/2033	2,003,589
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	3.03	% (a)	10/22/2030	960,657
1,700,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.88	% (a)	01/30/2031	1,652,069
1,000,000	Canyon Capital Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.12	% (a)	07/15/2030	1,001,593
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	6.37	% (a)	07/15/2030	985,054
1,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.87	% (a)	07/15/2031	1,432,734
1,550,000	Canyon Capital Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.22	% (a)	04/15/2032	1,548,153
1,000,000	Canyon Capital Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.15%, 7.15% Floor)	7.27	% (a)	04/15/2032	993,986
1,500,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.83	% (a)	01/20/2032	1,427,479
1,000,000	Carlyle US Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.12	% (a)	04/15/2034	975,057
2,500,000	Dryden Senior Loan Fund, Series 2014-33A-ER2 (3 Month LIBOR USD + 6.97%, 6.97% Floor)	7.09	% (a)	04/15/2029	2,512,832
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	5.27	% (a)	01/15/2031	1,432,703
1,200,000	Dryden Senior Loan Fund, Series 2015-38A-ER (3 Month LIBOR USD + 5.60%, 5.60% Floor)	5.72	% (a)	07/15/2030	1,148,029
2,000,000	Dryden Senior Loan Fund, Series 2015-40A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.91	% (a)	08/15/2031	1,960,153
1,750,000	Dryden Senior Loan Fund, Series 2016-42A-ER (3 Month LIBOR USD + 5.55%)	5.67	% (a)	07/15/2030	1,678,660
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.37	% (a)	07/15/2030	501,330
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	6.52	% (a)	10/15/2030	2,001,692
500,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	2.98	% (a)	04/20/2030	490,733
1,000,000	Greenwood Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 4.95%)	5.07	% (a)	04/15/2031	959,877
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	3.78	% (a)	10/22/2025	465,330
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.03	% (a)	10/20/2029	959,569
1,000,000	HPS Loan Management Ltd., Series 11A-17-E (3 Month LIBOR USD + 6.10%)	6.24	% (a)	05/06/2030	929,461
1,000,000	KVK Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.00%)	3.16	% (a)	05/20/2029	1,000,447
2,500,000	LCM Ltd., Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	5.43	% (a)	01/20/2031	2,300,044
850,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.93	% (a)	10/22/2030	823,408

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,500,000	Madison Park Funding Ltd., Series 2016-22A-ER (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.82	% (a)	01/15/2033	1,479,781
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	6.77	% (a)	04/25/2032	997,555
1,500,000	Magnetite Ltd., Series 2019-24A-D (3 Month LIBOR USD + 3.80%, 3.80% Floor)	3.92	% (a)	01/15/2033	1,502,560
1,000,000	Magnetite Ltd., Series 2019-24A-E (3 Month LIBOR USD + 6.95%, 6.95% Floor)	7.07	% (a)	01/15/2033	1,001,790
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.37	% (a)	04/15/2034	985,047
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	2.97	% (a)	10/18/2029	997,132
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (3 Month LIBOR USD + 2.70%, 2.70% Floor)	2.82	% (a)	01/20/2032	1,989,609
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.91	% (a)	02/14/2031	2,473,440
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 1.90%, 1.90% Floor)	2.03	% (a)	01/22/2030	996,311
4,000,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	7.16	% (a)	02/14/2031	3,984,782
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	2.97	% (a)	07/15/2030	982,050
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	7.37	% (a)	01/24/2033	1,994,107
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	8.21	% (a)	07/15/2030	935,245
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	0.00	% (a)(c)(d)(m)	03/17/2030	1,283,253
1,500,000	Octagon Investment Partners Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%, 5.20% Floor)	5.33	% (a)	01/20/2031	1,413,413
900,000	Octagon Investment Partners Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.88	% (a)	10/20/2030	884,019
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.37	% (a)	10/15/2034	991,483
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	6.95	% (a)	05/12/2031	495,015
500,000	OHA Credit Funding Ltd., Series 2021-9A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.13	% (a)	07/19/2035	496,324
500,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.92	% (a)	04/15/2036	490,795
1,000,000	RR Ltd., Series 2019-6A-DR (3 Month LIBOR USD + 5.85%, 5.85% Floor)	5.97	% (a)	04/15/2036	970,888
1,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	3.07	% (a)	04/15/2030	1,000,277
2,000,000	Sound Point Ltd., Series 2014-3RA-C (3 Month LIBOR USD + 2.25%, 2.25% Floor)	2.37	% (a)	10/23/2031	1,989,848
2,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.42	% (a)	07/15/2034	1,988,605
2,000,000	Taconic Park Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.13	% (a)	01/20/2029	2,002,571
2,250,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	4.28	% (a)	07/20/2032	2,239,071
500,000	Trimaran CAVU LLC, Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	4.84	% (a)	11/26/2032	502,597
500,000	Venture Ltd., Series 2017-30A-C (3 Month LIBOR USD + 1.95%)	2.07	% (a)	01/15/2031	496,884

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	Voya Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.22	% (a)	07/16/2034	993,860
2,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.87	% (a)	01/15/2031	2,343,678
1,000,000	Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.53	% (a)	10/22/2031	987,695
1,000,000	Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	3.97	% (a)	04/15/2035	1,006,984
1,040,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	2.81	% (a)	11/20/2030	1,019,422
1,000,000	Wind River Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.35%, 3.35% Floor)	3.46	% (a)	07/20/2033	991,445

Total Collateralized Loan Obligations (Cost $95,747,734)					94,227,408

Foreign Corporate Bonds - 4.1%
200,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	191,039
200,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	207,281
800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	797,124
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (a)(e)	01/24/2032	199,400
250,000	Braskem Idesa S.A.P.I.	6.99	% (a)	02/20/2032	251,350
350,000	Camposol S.A.	6.00%		02/03/2027	363,515
300,000	Cia General de Combustibles S.A.	5.50	% (a)	07/23/2026	293,109
250,000	Ecopetrol S.A.	5.88%		05/28/2045	239,491
50,000	Ecopetrol S.A.	5.88%		11/02/2051	46,924
100,000	Eldorado Gold Corporation	6.25	% (a)	09/01/2029	101,830
158,480	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	158,838
250,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	235,415
800,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	807,160
200,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	181,950
200,000	Grupo Axo SAPI de C.V.	5.75	% (a)	06/08/2026	200,956
1,245,400	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	1,260,968
800,000	Indika Energy Capital IV Pte Ltd.	8.25%		10/22/2025	833,000
200,000	Instituto Costarricense de Electricidad	6.75	% (a)	10/07/2031	202,818
200,000	Jababeka International B.V.	6.50%		10/05/2023	187,828
800,000	Kosmos Energy Ltd.	7.13%		04/04/2026	777,968
200,000	Medco Laurel Tree Pte Ltd.	6.95	% (a)	11/12/2028	198,382
300,000	Metinvest B.V.	7.75%		10/17/2029	297,471
500,000	NGD Holdings B.V.	6.75%		12/31/2026	458,750
800,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	743,580
800,000	Petroleos Mexicanos	6.38%		01/23/2045	696,228
800,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% (e)	11/18/2024	683,524
800,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	753,124
50,000	Telecom Argentina S.A.	8.00%		07/18/2026	47,715
600,000	Theta Capital Pte Ltd.	6.75%		10/31/2026	604,931

Total Foreign Corporate Bonds (Cost $12,280,635)					12,021,669

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.5%
400,000	Brazilian Government International Bond	4.75%		01/14/2050	356,404
800,000	Colombia Government International Bond	5.00%		06/15/2045	725,000

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
250,000	Dominican Republic International Bond	5.30%		01/21/2041	247,500
200,000	Ukraine Government International Bond	7.25%		03/15/2033	177,202

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $1,640,350)					1,506,106

Non-Agency Commercial Mortgage Backed Obligations - 23.9%
2,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.11	% (a)	04/15/2034	2,487,986
2,000,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 30 Day Average + 2.76%, 2.65% Floor)	2.81	% (a)	09/14/2036	1,988,148
5,843,520	BANK, Series 2020-BN26-XF	1.50	% (a)(f)	03/15/2063	591,724
1,000,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	6.25	% (a)	03/15/2036	1,005,944
18,138,838	Benchmark Mortgage Trust, Series 2018-B1-XA	0.50	% (d)(f)	01/15/2051	446,112
1,398,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.80	% (a)(d)	07/15/2051	1,274,906
1,012,000	BF Mortgage Trust, Series 2019-NYT-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.11	% (a)	12/15/2035	993,119
850,000	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.36	% (a)	07/15/2034	851,863
2,125,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.36	% (a)	07/15/2034	2,137,153
4,200,000	BX Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.71	% (a)	04/15/2034	4,145,399
1,000,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(d)	12/09/2041	994,776
516,671	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.96	% (a)	10/15/2035	500,322
17,245,926	CD Commercial Mortgage Trust, Series 2017-CD6-XA	0.92	% (d)(f)	11/13/2050	625,596
269,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(d)	02/10/2048	259,613
4,113,186	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.33	% (d)(f)	02/10/2048	141,649
182,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (a)	02/10/2049	130,575
168,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.76	% (a)	12/15/2036	166,863
27,964,359	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.27	% (d)(f)	01/10/2046	199,579
26,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XC	1.24	% (a)(d)(f)	06/10/2047	720,416
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75	% (a)(c)	08/10/2047	377,797
2,313,062	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75	% (a)(c)	08/10/2047	195,125
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00	% (a)(c)(d)	08/10/2047	1
27,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-XD	1.05	% (a)(d)(f)	05/10/2048	909,385
5,297,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.23	% (a)(d)(f)	10/10/2048	224,140
74,228,265	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.67	% (d)(f)	07/10/2048	1,481,203
885,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.65	% (d)	11/15/2048	929,877
4,403,110	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.87	% (d)(f)	01/15/2049	295,334
1,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(d)	05/10/2041	921,585

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(d)	05/10/2041	858,643
600,529	FREMF Mortgage Trust, Series 2015-KF07-B (1 Month LIBOR USD + 4.95%)	5.04	% (a)	02/25/2025	603,354
111,652	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.14	% (a)	07/25/2023	112,751
543,955	FREMF Mortgage Trust, Series 2016-KF25-B (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.09	% (a)	10/25/2023	544,976
2,205,764	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	5.89	% (a)	11/25/2028	2,228,335
1,491,267	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.09	% (a)	10/25/2029	1,523,566
3,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.24	% (a)	12/15/2036	2,824,093
1,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.11	% (a)	11/15/2036	1,003,043
1,000,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.32	% (a)(d)	02/10/2048	994,997
79,479,182	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.43	% (d)(f)	03/10/2051	1,855,545
1,304,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51	% (a)(d)	11/10/2047	899,035
1,334,197	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	4.01	% (a)	11/15/2036	1,304,583
1,153,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	4.16	% (a)	07/15/2036	1,123,291
1,153,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (a)(d)(f)	07/15/2036	4,295
8,211,957	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	0.86	% (d)(f)	06/15/2045	19,651
66,905	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	58,651
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.52	% (a)(d)	02/15/2046	1,616,425
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.11	% (a)	07/15/2036	488,918
8,299,260	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.95	% (a)(d)(f)	08/15/2046	137,759
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (a)(c)(d)	04/15/2047	2,941,472
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (a)(c)(d)	04/15/2047	1,178,823
5,298,968	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (a)(c)(d)	04/15/2047	645,998
925,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (d)	09/15/2047	940,437
2,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.98	% (a)(d)	09/15/2047	1,985,446
3,840,909	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.96	% (d)(f)	01/15/2048	87,150
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81	% (a)(d)	02/15/2048	446,537
180,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.20	% (d)	05/15/2048	174,987
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.30	% (a)(d)(f)	05/15/2048	232,890
675,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.65	% (d)	11/15/2048	554,379
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50	% (a)(d)(f)	11/15/2048	263,594
165,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.61	% (d)	12/15/2048	171,217

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,175,000	JPMCC Commercial Mortgage Securities Trust, Series 2018-AON-F	4.61	% (a)(d)	07/05/2031	1,167,127
4,113,537	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.77	% (a)(d)(f)	03/10/2049	147,820
1,000,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.87	% (a)(d)	03/10/2050	1,039,596
1,000,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	5.36	% (a)	11/15/2038	996,584
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	515,950
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (a)(d)	12/15/2047	743,376
1,000,000	Morgan Stanley Capital Trust, Series 2012-C4-C	5.41	% (a)(d)	03/15/2045	996,691
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	7.01	% (a)	11/15/2034	1,048,140
999,538	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	4.31	% (a)	03/15/2038	1,006,207
824,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.08	% (a)(d)	03/10/2046	718,537
1,000,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	4.96	% (d)	08/15/2051	1,051,691
1,420,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.08	% (a)(d)	03/10/2046	1,407,302
971,461	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-D	5.72	% (d)	10/15/2048	964,418
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.76	% (a)(c)(d)	10/15/2045	471,860
23,293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-XF	1.09	% (a)(d)(f)	05/15/2048	759,575
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.69	% (d)	12/15/2048	735,852
1,044,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.05	% (d)	06/15/2049	993,447
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	926,848
53,347,697	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.66	% (d)(f)	03/15/2051	1,853,518

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $80,859,620)					70,365,570

Non-Agency Residential Collateralized Mortgage Obligations - 13.2%
1,344,591	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.46	% (d)	03/25/2036	928,828
9,816,686	BCAP LLC Trust, Series 2007-AB1-A5	4.77	% (k)	03/25/2037	5,750,191
551,225	BCAP LLC Trust, Series 2010-RR6-6A2	9.30	% (a)(d)	07/26/2037	374,109
1,307,361	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	731,499
1,464,572	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	951,877
1,403,609	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.60	% (f)(g)	05/25/2037	387,839
314,431	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	19.38	% (a)(g)	10/25/2035	383,034
768,551	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	1.20%		02/25/2036	649,450
162,306	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	21.26	% (g)	02/25/2036	195,751
2,031,679	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	1,459,399
3,161,051	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	986,769
465,051	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	441,885
201,247	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	206,035
1,103,232	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23-6A1	2.81	% (d)	11/25/2035	1,084,441
64,169	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		03/25/2029	58,514
1,203,104	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00	% (a)(d)	06/26/2037	1,109,227

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
271,497	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	265,898
1,312,687	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	949,355
5,800,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.44	% (a)	04/25/2023	5,795,331
849,153	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (a)	06/25/2037	839,663
711,784	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	711,598
1,670,177	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	1,621,929
506,088	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	493,555
805,607	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.43%		04/25/2037	622,601
852,889	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	837,661
183,521	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (-8 x 1 Month LIBOR USD + 55.58%, 55.58% Cap)	54.73	% (g)	04/25/2037	310,026
1,625,526	Residential Asset Securitization Trust, Series 2006-A6-1A12 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	7.00	% (f)(g)	07/25/2036	433,233
1,607,242	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	707,995
509,239	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	478,283
523,789	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	2.74	% (d)	02/25/2036	502,067
670,578	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01	% (a)	04/25/2048	671,548
514,225	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26	% (a)	04/25/2048	519,156
676,752	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26	% (a)	04/25/2048	690,021
5,000,000	VOLT LLC, Series 2021-NPL3-A2	4.95	% (a)(j)	02/27/2051	4,949,624
3,412,571	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.19	% (k)	10/25/2036	1,684,747

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $45,208,590)					38,783,139

US Government and Agency Mortgage Backed Obligations - 23.4%
3,000,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	7.70	% (a)	03/25/2050	3,159,166
34,187,337	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.47	% (d)(f)	01/25/2031	2,449,813
408,244	Federal Home Loan Mortgage Corporation, Series 3211-SI (-4 x 1 Month LIBOR USD + 27.67%, 27.67% Cap)	27.20	% (f)(g)	09/15/2036	350,389
971,755	Federal Home Loan Mortgage Corporation, Series 3236-ES (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.59	% (f)(g)	11/15/2036	167,950
581,922	Federal Home Loan Mortgage Corporation, Series 3256-S (-1 x 1 Month LIBOR USD + 6.69%, 6.69% Cap)	6.58	% (f)(g)	12/15/2036	107,124
333,397	Federal Home Loan Mortgage Corporation, Series 3292-SD (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.99	% (f)(g)	03/15/2037	47,128
3,740,771	Federal Home Loan Mortgage Corporation, Series 3297-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	6.65	% (f)(g)	04/15/2037	806,740
2,909,778	Federal Home Loan Mortgage Corporation, Series 3311-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	6.65	% (f)(g)	05/15/2037	546,305
2,681,657	Federal Home Loan Mortgage Corporation, Series 3311-IA (-1 x 1 Month LIBOR USD + 6.41%, 6.41% Cap)	6.30	% (f)(g)	05/15/2037	509,639
554,849	Federal Home Loan Mortgage Corporation, Series 3314-SH (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	6.29	% (f)(g)	11/15/2036	95,045
279,145	Federal Home Loan Mortgage Corporation, Series 3330-KS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.44	% (f)(g)	06/15/2037	47,572
61,711	Federal Home Loan Mortgage Corporation, Series 3339-AI (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.44	% (f)(g)	07/15/2037	6,459

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,868,362	Federal Home Loan Mortgage Corporation, Series 3339-TI (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap)	6.03	% (f)(g)	07/15/2037	320,514
834,316	Federal Home Loan Mortgage Corporation, Series 3374-SD (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.34	% (f)(g)	10/15/2037	140,702
146,281	Federal Home Loan Mortgage Corporation, Series 3382-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.19	% (f)(g)	11/15/2037	24,053
3,316,678	Federal Home Loan Mortgage Corporation, Series 3404-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.89	% (f)(g)	01/15/2038	591,875
173,639	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.54	% (f)(g)	03/15/2038	20,949
2,284,636	Federal Home Loan Mortgage Corporation, Series 3435-S (-1 x 1 Month LIBOR USD + 5.98%, 5.98% Cap)	5.87	% (f)(g)	04/15/2038	409,961
145,806	Federal Home Loan Mortgage Corporation, Series 3508-PS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.54	% (f)(g)	02/15/2039	14,896
913,287	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	4.34	% (f)(g)	09/15/2040	107,455
6,928,375	Federal Home Loan Mortgage Corporation, Series 3736-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.94	% (f)(g)	10/15/2040	1,369,136
2,587,495	Federal Home Loan Mortgage Corporation, Series 3753-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.89	% (f)(g)	11/15/2040	471,008
2,943,410	Federal Home Loan Mortgage Corporation, Series 3780-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.39	% (f)(g)	12/15/2040	564,139
996,175	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.74	% (f)(g)	02/15/2041	177,615
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC (-5 x 1 Month LIBOR USD + 22.75%, 22.75% Cap)	22.25	% (g)	08/15/2041	1,928,454
1,160,984	Federal Home Loan Mortgage Corporation, Series 3924-SJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.89	% (f)(g)	09/15/2041	217,445
2,107,600	Federal Home Loan Mortgage Corporation, Series 3960-ES (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.84	% (f)(g)	11/15/2041	318,122
2,174,058	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.79	% (f)(g)	01/15/2054	390,350
3,558,382	Federal Home Loan Mortgage Corporation, Series 4610-IB	3.00	% (f)	06/15/2041	40,967
14,519,266	Federal Home Loan Mortgage Corporation, Series 5100-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	2.45	% (f)(g)	05/25/2051	765,591
12,590,699	Federal Home Loan Mortgage Corporation, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	2.45	% (f)(g)	06/25/2051	791,781
72,771	Federal National Mortgage Association, Series 2005-72-WS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.65	% (f)(g)	08/25/2035	9,403
678,534	Federal National Mortgage Association, Series 2005-90-SP (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.65	% (f)(g)	09/25/2035	52,035
367,074	Federal National Mortgage Association, Series 2006-117-SQ (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.45	% (f)(g)	12/25/2036	41,462
179,088	Federal National Mortgage Association, Series 2006-119-HS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.55	% (f)(g)	12/25/2036	35,353
3,474,727	Federal National Mortgage Association, Series 2006-123-CI (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.64	% (f)(g)	01/25/2037	688,679
1,700,220	Federal National Mortgage Association, Series 2007-15-BI (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.60	% (f)(g)	03/25/2037	325,465
324,114	Federal National Mortgage Association, Series 2007-20-S (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.64	% (f)(g)	03/25/2037	40,722

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
219,347	Federal National Mortgage Association, Series 2007-21-SD (-1 x 1 Month LIBOR USD + 6.48%, 6.48% Cap)	6.38	% (f)(g)	03/25/2037	38,490
820,978	Federal National Mortgage Association, Series 2007-30-IE (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.64	% (f)(g)	04/25/2037	183,517
1,890,149	Federal National Mortgage Association, Series 2007-32-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (f)(g)	04/25/2037	337,852
808,973	Federal National Mortgage Association, Series 2007-40-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (f)(g)	05/25/2037	149,449
165,074	Federal National Mortgage Association, Series 2007-48-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (f)(g)	05/25/2037	19,697
230,296	Federal National Mortgage Association, Series 2007-64-LI (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.46	% (f)(g)	07/25/2037	41,660
97,312	Federal National Mortgage Association, Series 2007-68-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.55	% (f)(g)	07/25/2037	15,051
4,403,058	Federal National Mortgage Association, Series 2007-75-PI (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap)	6.44	% (f)(g)	08/25/2037	861,751
2,457,710	Federal National Mortgage Association, Series 2008-33-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (f)(g)	04/25/2038	415,152
2,120,827	Federal National Mortgage Association, Series 2008-42-SC (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.80	% (f)(g)	05/25/2038	312,743
472,854	Federal National Mortgage Association, Series 2008-5-GS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (f)(g)	02/25/2038	70,746
1,329,873	Federal National Mortgage Association, Series 2008-62-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (f)(g)	07/25/2038	179,429
751,316	Federal National Mortgage Association, Series 2008-68-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (f)(g)	08/25/2038	120,598
127,150	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (f)(g)	01/25/2040	21,953
729,407	Federal National Mortgage Association, Series 2009-12-CI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.50	% (f)(g)	03/25/2036	106,436
127,037	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (f)(g)	07/25/2039	18,509
154,453	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.85	% (f)(g)	07/25/2039	22,803
86,718	Federal National Mortgage Association, Series 2009-67-SA (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	5.05	% (f)(g)	07/25/2037	7,274
341,190	Federal National Mortgage Association, Series 2009-87-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (f)(g)	11/25/2049	62,091
5,613,133	Federal National Mortgage Association, Series 2009-90-QI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.50	% (f)(g)	08/25/2036	1,018,558
666,431	Federal National Mortgage Association, Series 2009-91-SD (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (f)(g)	11/25/2039	103,040
121,189	Federal National Mortgage Association, Series 2010-115-SD (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.50	% (f)(g)	11/25/2039	21,168
135,521	Federal National Mortgage Association, Series 2010-11-SC (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.70	% (f)(g)	02/25/2040	13,524
624,089	Federal National Mortgage Association, Series 2010-134-SE (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.55	% (f)(g)	12/25/2025	39,950
4,517,102	Federal National Mortgage Association, Series 2010-142-SC (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.50	% (f)(g)	12/25/2040	950,201
705,201	Federal National Mortgage Association, Series 2010-15-SL (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.85	% (f)(g)	03/25/2040	92,975

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
166,495	Federal National Mortgage Association, Series 2010-19-SA (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.30	% (f)(g)	03/25/2050	23,215
539,290	Federal National Mortgage Association, Series 2010-31-SB (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.90	% (f)(g)	04/25/2040	69,466
1,014,133	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	5.57	% (f)(g)	05/25/2040	153,324
124,107	Federal National Mortgage Association, Series 2010-8-US (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.70	% (f)(g)	02/25/2040	10,672
165,111	Federal National Mortgage Association, Series 2010-9-GS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.65	% (f)(g)	02/25/2040	14,793
836,622	Federal National Mortgage Association, Series 2011-114-S (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (f)(g)	09/25/2039	150,301
1,250,386	Federal National Mortgage Association, Series 2011-146-US (-1 x 1 Month LIBOR USD + 7.00%, 7.00% Cap)	6.86	% (g)	01/25/2042	1,371,150
139,956	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	6.30	% (f)(g)	11/25/2040	5,067
192,098	Federal National Mortgage Association, Series 2012-29-SG (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (f)(g)	04/25/2042	26,868
1,947,878	Federal National Mortgage Association, Series 2012-56-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (f)(g)	06/25/2042	264,648
2,088,749	Federal National Mortgage Association, Series 2012-76-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (f)(g)	07/25/2042	350,165
1,576,485	Federal National Mortgage Association, Series 2013-83-US (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.90	% (g)	08/25/2043	1,524,708
5,327,045	Federal National Mortgage Association, Series 2016-64-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (f)(g)	09/25/2046	1,098,520
16,629,218	Federal National Mortgage Association, Series 2019-M26-X1	0.62	% (d)(f)	03/25/2030	618,372
4,798,401	Federal National Mortgage Association, Series 2020-61-DI	3.00	% (f)	09/25/2060	794,655
16,680,290	Federal National Mortgage Association, Series 2020-M27-X1	0.91	% (d)(f)	03/25/2031	899,229
17,892,561	Federal National Mortgage Association, Series 2021-17-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.00%, 2.00% Cap)	1.95	% (f)(g)	04/25/2051	752,996
196,366	Federal National Mortgage Association, Series 374-19	6.50	% (f)	09/25/2036	41,485
521,879	Government National Mortgage Association, Series 2009-104-SD (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.24	% (f)(g)	11/16/2039	82,882
77,589	Government National Mortgage Association, Series 2010-98-IA	5.60	% (d)(f)	03/20/2039	6,475
520,910	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	5.25	% (f)(g)	05/20/2041	86,391
856,897	Government National Mortgage Association, Series 2011-71-SG (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.30	% (f)(g)	05/20/2041	124,820
942,950	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	5.28	% (f)(g)	05/20/2041	140,230
1,132,125	Government National Mortgage Association, Series 2011-89-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.35	% (f)(g)	06/20/2041	167,190
7,759,289	Government National Mortgage Association, Series 2012-26-SP (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.55	% (f)(g)	02/20/2042	1,697,516
579,664	Government National Mortgage Association, Series 2012-34-LI (-20 x 1 Month LIBOR USD + 122.00%, 6.00% Cap)	6.00	% (f)(g)	12/16/2039	113,072
5,526,991	Government National Mortgage Association, Series 2013-119-TZ	3.00%		08/20/2043	5,629,390
16,535,823	Government National Mortgage Association, Series 2013-39-HS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.65	% (f)(g)	03/20/2041	1,985,369
3,472,146	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.10	% (f)(g)	03/20/2044	654,384

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,684,106	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.14	% (f)(g)	04/16/2044	1,067,679
4,260,185	Government National Mortgage Association, Series 2014-63-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.45	% (f)(g)	04/20/2044	879,594
2,447,869	Government National Mortgage Association, Series 2014-69-ST (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.99	% (f)(g)	12/16/2039	374,961
3,522,092	Government National Mortgage Association, Series 2015-148-BS (-1 x 1 Month LIBOR USD + 5.69%, 5.69% Cap)	5.59	% (f)(g)	10/20/2045	661,380
9,655,110	Government National Mortgage Association, Series 2015-158-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.10	% (f)(g)	11/20/2045	1,984,387
12,927,331	Government National Mortgage Association, Series 2018-111-SA (-1 x 1 Month LIBOR USD + 4.55%, 4.55% Cap)	4.45	% (f)(g)	08/20/2048	1,232,732
33,404,285	Government National Mortgage Association, Series 2018-48-SD (-1 x 1 Month LIBOR USD + 3.90%, 3.90% Cap)	3.80	% (f)(g)	04/20/2048	2,905,698
8,899,312	Government National Mortgage Association, Series 2020-115-SC (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	4.10	% (f)(g)	08/20/2050	1,082,775
7,926,817	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.65	% (f)(g)	09/20/2050	745,158
8,001,719	Government National Mortgage Association, Series 2020-138-IL	3.50	% (f)	09/20/2050	923,724
3,758,370	Government National Mortgage Association, Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (f)(g)	12/20/2050	773,403
6,331,398	Government National Mortgage Association, Series 2020-196-DI	2.50	% (f)	12/20/2050	874,407
7,881,494	Government National Mortgage Association, Series 2021-107-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.65	% (f)(g)	06/20/2051	983,692
5,586,570	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	3.20	% (f)(g)	07/20/2051	345,568
7,933,117	Government National Mortgage Association, Series 2021-158-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.70%, 3.70% Cap)	3.65	% (f)(g)	09/20/2051	1,067,585
22,614,120	Government National Mortgage Association, Series 2021-221-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 3.80% Cap)	3.75	% (f)(g)	12/20/2051	1,492,107
18,000,000	Government National Mortgage Association, Series 2021-221-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 3.80% Cap)	3.75	% (f)(g)	12/20/2051	1,141,808
9,565,192	Government National Mortgage Association, Series 2021-46-DS (-1 x 1 Month LIBOR USD + 2.80%, 2.80% Cap)	2.70	% (f)(g)	03/20/2051	845,195
6,352,014	Government National Mortgage Association, Series 2021-58-SJ (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (f)(g)	04/20/2051	1,165,635
45,399,626	Government National Mortgage Association, Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.55	% (f)(g)	04/20/2051	2,757,791
19,008,234	Government National Mortgage Association, Series 2021-73-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.50% Floor, 2.50% Cap)	2.45	% (f)(g)	04/20/2051	1,143,849
18,984,145	Government National Mortgage Association, Series 2021-78-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.55	% (f)(g)	05/20/2051	1,061,274
19,320,920	Government National Mortgage Association, Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.55	% (f)(g)	06/20/2051	1,000,464

Total US Government and Agency Mortgage Backed Obligations (Cost $69,880,976)					68,744,298

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Government and Agency Obligations - 5.5%
17,100,000	United States Treasury Notes	0.38%		07/31/2027	16,245,668

Total US Government and Agency Obligations (Cost $16,924,202)					16,245,668

Common Stocks - 0.1%
13,001	Foresight Equity (c) (h)				247,540
34,446	McDermott International Ltd. (h)				14,123
4,476	New Constellis Holdings, Inc. (c) (h)				2,238
4,104	Summit Midstream Partners LP (h)				91,109

Total Common Stocks (Cost $421,795)					355,010

Preferred Stocks - 0.0%
2,010	Riverbed Technology, Inc.	1.50	% (c)	11/17/2028	43,115

Total Preferred Stocks (Cost $42,702)					43,115

Short Term Investments - 3.8%
3,768,971	First American Government Obligations Fund - Class U	0.03	% (i)		3,768,971
3,766,568	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (i)		3,766,568
3,766,567	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (i)		3,766,567

Total Short Term Investments (Cost $11,302,106)					11,302,106

Total Investments - 117.3% (Cost $366,606,538) (l)					345,256,861
Liabilities in Excess of Other Assets - (17.3)%					(50,874,842)

NET ASSETS - 100.0%					$294,382,019

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Perpetual maturity. The date disclosed is the next call date of the security.

(f)	Interest only security

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	Non-income producing security

(i)	Seven-day yield as of period end

(j)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(k)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(l)

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

(m)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	32.0%
Non-Agency Commercial Mortgage Backed Obligations	23.9%
US Government and Agency Mortgage Backed Obligations	23.4%
Non-Agency Residential Collateralized Mortgage Obligations	13.2%
Bank Loans	8.3%
US Government and Agency Obligations	5.5%
Foreign Corporate Bonds	4.1%
Short Term Investments	3.8%
Asset Backed Obligations	2.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Common Stocks	0.1%
Preferred Stocks	0.0%	(n)
Other Assets and Liabilities	(17.3)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	32.0%
Non-Agency Commercial Mortgage Backed Obligations	23.9%
US Government and Agency Mortgage Backed Obligations	23.4%
Non-Agency Residential Collateralized Mortgage Obligations	13.2%
US Government and Agency Obligations	5.5%
Short Term Investments	3.8%
Energy	2.5%
Asset Backed Obligations	2.5%
Electronics/Electric	1.9%
Healthcare	1.2%
Business Equipment and Services	0.8%
Mining	0.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Real Estate	0.5%
Chemicals/Plastics	0.5%
Media	0.5%
Building and Development (including Steel/Metals)	0.4%
Consumer Products	0.4%
Insurance	0.4%
Banking	0.3%
Financial Intermediaries	0.3%
Utilities	0.3%
Telecommunications	0.3%
Industrial Equipment	0.2%
Pharmaceuticals	0.2%
Retailers (other than Food/Drug)	0.2%
Transportation	0.2%
Environmental Control	0.2%
Aerospace & Defense	0.2%
Automotive	0.1%
Leisure	0.1%
Chemical Products	0.1%
Hotels/Motels/Inns and Casinos	0.0%	(n)
Food Service	0.0%	(n)
Food Products	0.0%	(n)
Technology	0.0%	(n)
Commercial Services	0.0%	(n)
Other Assets and Liabilities	(17.3)%

	100.0%

(n)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser (as defined below) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category
Investments in Securities
Level 1
Money Market Funds	$11,302,106
Common Stocks	105,232

Total Level 1	11,407,338
Level 2
Collateralized Loan Obligations	92,911,655
US Government and Agency Mortgage Backed Obligations	68,744,298
Non-Agency Commercial Mortgage Backed Obligations	64,554,494
Non-Agency Residential Collateralized Mortgage Obligations	38,783,139
Bank Loans	24,184,762
US Government and Agency Obligations	16,245,668
Foreign Corporate Bonds	12,021,669
Asset Backed Obligations	1,939,826
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1,506,106

Total Level 2	320,891,617
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,811,076
Asset Backed Obligations	5,448,506
Collateralized Loan Obligations	1,315,753
Common Stocks	249,778
Bank Loans	89,678
Preferred Stocks	43,115

Total Level 3	12,957,906

Total	$345,256,861

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$5,696,751	$—	$95,519	$18,806	$—	$—	$—	$—	$5,811,076	$95,519
Asset Backed Obligations	5,908,479	2	(429,402)	—	59,379	(89,952)	—	—	5,448,506	(430,567)
Collateralized Loan Obligations	1,354,392	—	(38,639)	—	—	—	—	—	1,315,753	(38,639)
Common Stocks	810,873	363,371	(380,684)	—	—	(543,782)	—	—	249,778	(59,420)
Bank Loans	89,952	100	(893)	793	—	(274)	—	—	89,678	(791)
Preferred Stocks	—	—	413	135	42,567	—	—	—	43,115	—

Total	$13,860,447	$363,473	$(753,686)	$19,734	$101,946	$(634,008)	$—	$—	$12,957,906	$(433,898)

(a)	Purchases include all purchases of securities, payups and corporate actions.

(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$5,811,076	Market Comparables	Yields	12.00% - 20.00% (13.01%)	Increase in yields would have resulted in the decrease in the fair value of the security.
Asset Backed Obligations	$5,448,506	Market Comparables	Market Quotes	$78.71 - $2,700.51 ($423.59)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,315,753	Market Comparables	Market Quotes	$3.25 - $64.16 ($62.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$249,778	Market Comparables	Market Quotes	$0.50 - $19.04 ($18.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$89,678	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Preferred Stocks	$43,115	Market Comparables	Market Quotes	$21.45 ($21.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.